Cover	Mar. 12, 2024
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 to Current Report on Form 8-K (this “Form 8-K/A”) amends and restates the Current Report on Form 8-K of MariaDB plc, an Irish public limited corporation (the “Company”) filed with the U.S. Securities and Exchange Commission on March 18, 2024 (the “Original Form 8-K”), which, among other things, reported that the Company elected to not renew the terms of its Chief Executive Officer’s, Paul O’Brien, Employment Agreement and Mr. O’Brien’s resignation from the Board of Directors. This Form 8-K/A is being filed to amend and restate Item 5.02 of the Original Form 8-K to include a directors’ responsibility statement pursuant to the Irish Takeover Panel Act 1997, Takeover Rules, 2022 and details regarding the vacation of Mr. O’Brien’s office as a director of the Company.
Document Period End Date	Mar. 12, 2024
Entity File Number	001-41571
Entity Registrant Name	MariaDB plc
Entity Central Index Key	0001929589
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	L2
Entity Address, Address Line One	699 Veterans Blvd
Entity Address, City or Town	Redwood City
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94063
City Area Code	(855)
Local Phone Number	562-7423
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Ordinary Shares, nominal value $0.01 per share
Title of 12(b) Security	Ordinary Shares, nominal value $0.01 per share
Trading Symbol	MRDB
Security Exchange Name	NYSE
Warrants, each whole warrant exercisable for one Ordinary Share at an exercise price of $11.50 per share
Title of 12(b) Security	Warrants, each whole warrant exercisable for one Ordinary Share at an exercise price of $11.50 per share
Trading Symbol	MRDBW
Security Exchange Name	NYSE